Consolidated Income Statement - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018		Jun. 30, 2017
Income Statement [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income		SFr 2,473	SFr 2,253	SFr 2,495	SFr 4,726		SFr 4,932
Interest expense from financial instruments measured at amortized cost		(1,583)	(1,330)	(1,297)	(2,913)		(2,491)
Interest income from financial instruments measured at fair value through profit or loss		1,715	1,594	1,095	3,309		2,050
Interest expense from financial instruments measured at fair value through profit or loss		(1,637)	(790)	(890)	(2,426)		(1,399)
Net interest income		967	1,727	1,404	2,694		3,092
Other net income from fair value changes on financial instruments		2,182	1,466	1,459	3,648		2,900
Credit loss (expense) / recovery		(28)	(25)	(46)	(53)	[1]	(46)	[1]
Fee and commission income	[2],[3]	4,799	4,900	4,745	9,699		9,552
Fee and commission expense	[3]	(416)	(409)	(449)	(825)		(885)
Net fee and commission income	[3]	4,383	4,491	4,296	8,874		8,667
Other income		137	164	285	301		345
Total operating income		7,641	7,823	7,398	15,464	[1]	14,958	[1]
Personnel expenses		3,524	3,556	3,611	7,080	[1],[4]	7,654	[1]
General and administrative expenses		2,308	2,236	2,111	4,544	[1]	3,712	[1]
Depreciation and impairment of property, equipment and software		241	232	220	473	[1]	473	[1]
Amortization and impairment of intangible assets		16	16	16	32	[1]	37	[1]
Total operating expenses		6,089	6,040	5,957	12,128	[1]	11,876	[1]
Operating profit / (loss) before tax		1,553	1,783	1,441	3,336	[1]	3,082	[1]
Tax expense / (benefit)		369	411	317	780	[1]	681	[1]
Net profit / (loss)		1,184	1,371	1,124	2,556	[1],[5]	2,401	[1],[5]
Net profit / (loss) attributable to preferred noteholders				0			46
Net profit / (loss) attributable to non-controlling interests		1	1	1	3		1
Net profit / (loss) attributable to shareholders		SFr 1,183	SFr 1,370	SFr 1,123	SFr 2,553		SFr 2,354

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[2]
Reflects third-party fee and commission income for the second quarter of 2018 of CHF 2,832 million for Global Wealth Management (first quarter of 2018: CHF 2,891 million), CHF 301 million for Personal & Corporate Banking (first quarter of 2018: CHF 300 million), CHF 801 million for Asset Management (first quarter of 2018: CHF 777 million), CHF 863 million for the Investment Bank (first quarter of 2018: CHF 917 million) and CHF 3 million for Corporate Center (first quarter of 2018: CHF 14 million).

[3]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior period information restated accordingly. This resulted in the following impacts: for the quarter ended 30 June 2017, CHF 84 million was reclassified from Underwriting fees to Brokerage fees and CHF 255 million was reclassified from Portfolio management and related services to Investment fund fees. For the first six months of 2017, CHF 164 million was reclassified from total Underwriting fees to Brokerage fees and CHF 499 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily impacting clearing costs, client loyalty costs, fund and custody expenses. As the impact of this reclassification was not material, prior period information was not restated.

[4]
The decrease compared with the first six months of 2017 was mainly due to the transfer of shared services functions from UBS AG to UBS Business Solutions AG in 2017. Refer to the Annual Report 2017 for more information.

[5]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.